Shareholders' Equity - Components of Company's Regulatory Capital (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Less intangible assets
Qualifying preferred stock	$ 5,984	$ 5,419
Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	45,045	43,621
Less intangible assets
Goodwill (net of deferred tax liability)	(8,549)	(8,613)
Other disallowed intangible assets	(601)	(466)
Other	(1,171)	(173)
Total common equity tier 1 capital	34,724	34,369
Qualifying preferred stock	5,984	5,419
Noncontrolling interests eligible for tier 1 capital	36	117
Other	(3)	(99)
Total tier 1 capital	40,741	39,806
Eligible portion of allowance for credit losses	4,441	4,417
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,996	3,280
Total tier 2 capital	7,437	7,697
Total risk-based capital	48,178	47,503
Risk-weighted assets	381,661	367,771
Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	45,045	43,621
Less intangible assets
Goodwill (net of deferred tax liability)	(8,549)	(8,613)
Other disallowed intangible assets	(601)	(466)
Other	(1,171)	(173)
Total common equity tier 1 capital	34,724	34,369
Qualifying preferred stock	5,984	5,419
Noncontrolling interests eligible for tier 1 capital	36	117
Other	(3)	(99)
Total tier 1 capital	40,741	39,806
Eligible portion of allowance for credit losses	1,399	1,391
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,996	3,280
Total tier 2 capital	4,395	4,671
Total risk-based capital	45,136	44,477
Risk-weighted assets	$ 295,002	$ 287,211